Risk Management - Net Fair Value of Risk Management Positions (Detail) CAD in Millions	12 Months Ended
	Dec. 31, 2017 CAD $ / bbl bbl / d	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD
Disclosure of Derivative Financial Instruments [Line Items]
Fair Value Asset (Liability)	CAD (986)	CAD (291)	CAD 271
Fair value derivative financial instruments [Member]
Disclosure of Derivative Financial Instruments [Line Items]
Fair Value Asset (Liability)	(986)
Fair value derivative financial instruments [Member] | Other financial positions [Member]
Disclosure of Derivative Financial Instruments [Line Items]
Fair Value Asset (Liability)	(65)
Fair value derivative financial instruments [Member] | Interest rate swap contract [Member]
Disclosure of Derivative Financial Instruments [Line Items]
Fair Value Asset (Liability)	(18)
Fair value derivative financial instruments [Member] | Crude oil contracts [Member]
Disclosure of Derivative Financial Instruments [Line Items]
Fair Value Asset (Liability)	CAD (968)
Fair value derivative financial instruments [Member] | Crude oil contracts [Member] | Brent fixed price contract term one [Member]
Disclosure of Derivative Financial Instruments [Line Items]
Notional Volumes | bbl / d	60,000
Terms	January – June 2018
Average Price | $ / bbl	53.34
Fair Value Asset (Liability)	CAD (172)
Fair value derivative financial instruments [Member] | Crude oil contracts [Member] | West Texas intermediate fixed price term one [Member]
Disclosure of Derivative Financial Instruments [Line Items]
Notional Volumes | bbl / d	150,000
Terms	January – June 2018
Average Price | $ / bbl	48.91
Fair Value Asset (Liability)	CAD (384)
Fair value derivative financial instruments [Member] | Crude oil contracts [Member] | West Texas intermediate fixed price term two [Member]
Disclosure of Derivative Financial Instruments [Line Items]
Notional Volumes | bbl / d	75,000
Terms	July – December 2018
Average Price | $ / bbl	49.32
Fair Value Asset (Liability)	CAD (158)
Fair value derivative financial instruments [Member] | Crude oil contracts [Member] | West Texas intermediate fixed price term two [Member] | Bottom of range [Member]
Disclosure of Derivative Financial Instruments [Line Items]
Notional Volumes | bbl / d	75,000
Terms	July – December 2018
Average Price | $ / bbl	49.00
Fair Value Asset (Liability)	CAD (110)
Fair value derivative financial instruments [Member] | Crude oil contracts [Member] | Brent Collars Contract Term [Member] | Bottom of range [Member]
Disclosure of Derivative Financial Instruments [Line Items]
Notional Volumes | bbl / d	80,000
Terms	January – June 2018
Average Price | $ / bbl	49.54
Fair Value Asset (Liability)	CAD (124)
Fair value derivative financial instruments [Member] | Crude oil contracts [Member] | Brent Collars Contract Term [Member] | Top of range [Member]
Disclosure of Derivative Financial Instruments [Line Items]
Average Price | $ / bbl	59.86
Fair value derivative financial instruments [Member] | Crude oil contracts [Member] | West Texas intermediate collars for term one [Member] | Bottom of range [Member]
Disclosure of Derivative Financial Instruments [Line Items]
Notional Volumes | bbl / d	10,000
Terms	January – June 2018
Average Price | $ / bbl	45.30
Fair Value Asset (Liability)	CAD (2)
Fair value derivative financial instruments [Member] | Crude oil contracts [Member] | West Texas intermediate collars for term one [Member] | Top of range [Member]
Disclosure of Derivative Financial Instruments [Line Items]
Average Price | $ / bbl	62.77
Fair value derivative financial instruments [Member] | Crude oil contracts [Member] | Brent put options contract term one [Member]
Disclosure of Derivative Financial Instruments [Line Items]
Notional Volumes | bbl / d	25,000
Terms	January – June 2018
Average Price | $ / bbl	53.00
Fair Value Asset (Liability)	CAD 1
Fair value derivative financial instruments [Member] | Crude oil contracts [Member] | Brent Collars Contract Term One [Member] | Top of range [Member]
Disclosure of Derivative Financial Instruments [Line Items]
Average Price | $ / bbl	59.69
Fair value derivative financial instruments [Member] | Crude oil contracts [Member] | Western canadian select differential for term three [Member]
Disclosure of Derivative Financial Instruments [Line Items]
Notional Volumes | bbl / d	10,500
Terms	January – December 2018
Average Price | $ / bbl	(14.52)
Fair Value Asset (Liability)	CAD 25
Fair value derivative financial instruments [Member] | Crude oil contracts [Member] | Western canadian select differential for term one [Member]
Disclosure of Derivative Financial Instruments [Line Items]
Notional Volumes | bbl / d	16,300
Terms	January – March 2018
Average Price | $ / bbl	(13.11)
Fair Value Asset (Liability)	CAD 14
Fair value derivative financial instruments [Member] | Crude oil contracts [Member] | Western canadian select differential for term two [Member]
Disclosure of Derivative Financial Instruments [Line Items]
Notional Volumes | bbl / d	14,800
Terms	April – June 2018
Average Price | $ / bbl	(14.05)
Fair Value Asset (Liability)	CAD 7